Cash Equivalents and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of summarize the amortized cost and fair value of the Company's cash equivalents
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents and marketable securities by major category for the periods presented (in thousands):

	December 31, 2025
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$33,320	$—	$—	$33,320

Total cash equivalents	$33,320	$—	$—	$33,320

Marketable securities:
U.S. Treasury securities	$69,886	$22	$—	$69,908

Total marketable securities	$69,886	$22	$—	$69,908

	December 31, 2024
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total cash equivalents	$9,439	$—	$—	$9,439